General information and significant accounting policies - Vessels and drydock (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years
Average scrap market rates period	4 years
Vessels | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance	30 months
Vessels | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance	60 months